Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of the year/period	$ 326,813	$ 13,864
Addition		311,539
Exchange realignment	(3,302)	1,410
Balance, end of year/period	$ 323,511	$ 326,813